SHORT-TERM BORROWINGS - Committed Credit Facility (Details)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 15, 2021 CAD ($)
Committed Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 13,000,000,000	$ 19,000,000,000	$ 13,000,000,000
Senior Notes Issued In March 1
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 9,050,000,000.00	$ 7,050,000,000.00	$ 750,000,000